Putnam Investments
One Post Office Square
Boston, MA 02109
November 30, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: Putnam Research Fund and Putnam Growth Opportunities Fund, each a series of Putnam Investment Funds (Reg. No. 33-56339) (811-07237) (the "Funds"), Post-Effective Amendment No. 77 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 77 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 28, 2006.

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext.18939.

Very truly yours,

PUTNAM INVESTMENT FUNDS

By: /s/ Charles E. Porter
--------------------------------
Charles E. Porter
Executive Vice President,
Associate Treasurer, Principal Executive
Officer and Compliance Liaison

cc: Carlo Forcione, Esq.